Label	Element	Value
Teucrium Agricultural Strategy No K-1 ETF | ICE Sugar 11 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.00%
Teucrium Agricultural Strategy No K-1 ETF | CBT Soybean Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.80%
Teucrium Agricultural Strategy No K-1 ETF | CBT Corn No. 2 Yellow Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.70%
Teucrium Agricultural Strategy No K-1 ETF | CBT Wheat Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.40%